Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 239,658	$ 313,284
VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	691,905	1,383,847
Financial liabilities | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	238,808	312,434
Financial liabilities | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	691,905	1,383,847
Financial assets | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 850	$ 850